Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
January 31, 2022
(Unaudited)
S
Shares Value
COMMON STOCKS — 90.8%
ARGENTINA — 0.6%
124,592 MercadoLibre, Inc.(a) ........... $ 141,045,619
AUSTRALIA — 0.6%
405,359 Atlassian Corp. Plc - Class A(a) .... 131,474,138
36,081 Australia & New Zealand Banking
Group Ltd. ............... 681,889
44,623 BHP Group Ltd. ............... 1,431,085
57,375 BlueScope Steel Ltd. ............ 752,005
20,005 Commonwealth Bank of Australia .. 1,334,129
51,539 Computershare Ltd. ............ 714,414
6,324 CSL Ltd. ..................... 1,171,475
6,031 Macquarie Group Ltd. ........... 788,321
138,514 Santos Ltd. ................... 705,554
28,476 Woodside Petroleum Ltd. ......... 508,838
15,972 Woolworths Group Ltd. .......... 389,628
139,951,476
BELGIUM — 0.0%
6,469 Etablissements Franz Colruyt NV ... 262,769
16,478 Proximus SADP ............... 336,490
4,173 UCB SA ..................... 415,236
1,014,495
BRAZIL — 0.3%
201,413 Ambev SA .................... 570,849
174,150 B3 SA - Brasil Bolsa Balcao ....... 481,445
1,334,200 Localiza Rent a Car SA .......... 14,776,427
1,199,872 NU Holdings Ltd. - Class A(a) ..... 8,903,050
537,647 Pagseguro Digital Ltd. - Class A(a) .. 12,161,575
141,366 Petroleo Brasileiro SA ........... 943,753
2,551,485 Raia Drogasil SA ............... 11,176,351
120,922 WEG SA ..................... 735,766
740,961 XP, Inc. - Class A(a) ............. 24,681,411
74,430,627
CANADA — 0.5%
21,017 Alimentation Couche-Tard, Inc. .... 847,690
11,769 Bank of Nova Scotia (The) ........ 847,712
21,536 Barrick Gold Corp. ............. 412,202
5,848 Canadian National Railway Co. .... 712,765
37,795 Canadian Natural Resources Ltd. ... 1,922,531
21,055 Canadian Pacific Railway Ltd. ..... 1,506,307
504 Constellation Software, Inc. ....... 868,058
14,578 Dollarama, Inc. ................ 752,209
18,830 Enbridge, Inc. ................. 796,070
81,005 Frontera Energy Corp.(a) ......... 676,768
267,065 GoGold Resources, Inc.(a) ........ 567,262
96,780 Kinross Gold Corp. ............. 523,053
15,971 Metro, Inc. ................... 854,241
10,748 Rogers Communications, Inc. - Class
B ....................... 545,116
14,272 Royal Bank of Canada ........... 1,627,220
106,695 Shopify, Inc. - Class A(a) ......... 102,879,587
Shares Value
CANADA (continued)
10,142 TC Energy Corp. .............. $ 523,715
11,320 Toronto-Dominion Bank (The) .... 906,651
13,224 Wheaton Precious Metals Corp. .... 533,163
118,302,320
CHILE — 0.0%
38,832 Antofagasta Plc ................ 706,407
CHINA — 5.9%
1,090,764 Agricultural Bank of China Ltd. - H
Shares ................... 415,008
4,704,380 Alibaba Group Holding Ltd.(a) .... 73,734,404
51,886 Alibaba Group Holding Ltd. - ADR(a) 6,526,740
11,044,878 ANTA Sports Products Ltd. ....... 165,841,842
179,387 Asymchem Laboratories Tianjin Co.
Ltd. - A Shares ............. 9,211,898
975,380 Bank of China Ltd. - H Shares ..... 380,196
44,824 BeiGene Ltd. - ADR(a) .......... 10,873,406
289,800 Beijing United Information
Technology Co. Ltd. - A Shares 5,225,345
242,965 BGI Genomics Co. Ltd. - A Shares .. 3,197,060
69,947 Bilibili, Inc. - ADR(a) ........... 2,468,430
69,948 Bilibili, Inc. - Z Shares(a) ......... 2,443,915
264,557 Burning Rock Biotech Ltd. - ADR(a) 2,381,013
857,458 China Construction Bank Corp. - H
Shares ................... 657,969
245,602 China International Capital Corp. Ltd.
- H Shares(b)(c) ............ 669,025
185,710 China Life Insurance Co. Ltd. - H
Shares ................... 326,459
2,728,793 China Merchants Bank Co. Ltd. - H
Shares ................... 22,807,600
16,269,000 China Molybdenum Co. Ltd. - H
Shares ................... 8,360,205
749,936 China Petroleum & Chemical Corp. -
H Shares ................. 392,659
203,558 China Shenhua Energy Co. Ltd. - H
Shares ................... 500,681
194,876 CITIC Securities Co. Ltd. - H Shares 521,843
303,686 Contemporary Amperex Technology
Co. Ltd. - A Shares ......... 29,303,196
2,550,000 Country Garden Services Holdings
Co. Ltd. ................. 15,063,390
422,300 ENN Energy Holdings Ltd. ....... 6,723,134
2,406,721 Estun Automation Co. Ltd. - A Shares 8,780,438
1,493,718 Foshan Haitian Flavouring & Food
Co. Ltd. - A Shares ......... 22,859,928
302,613 Fosun International Ltd. ......... 343,359
1,142,800 Fuyao Glass Industry Group Co. Ltd. -
H Shares(b)(c) ............. 6,188,503
635,600 Glodon Co. Ltd. - A Shares ....... 6,184,344
711,155 Guangzhou Kingmed Diagnostics
Group Co. Ltd. - A Shares .... 8,743,143

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
CHINA (continued)
4,656,000 Haidilao International Holding Ltd.(b)
(c) ...................... $ 10,091,317
1,866,800 Haier Smart Home Co. Ltd. - H
Shares ................... 7,484,083
404,657 Haitong Securities Co. Ltd. - H Shares 364,157
898,835 Hangzhou Robam Appliances Co. Ltd.
- A Shares ................ 4,909,757
330,612 Hangzhou Tigermed Consulting Co.
Ltd. - A Shares ............. 5,437,887
1,310,386 Hangzhou Tigermed Consulting Co.
Ltd. - H Shares(b)(c) ........ 13,727,402
2,086,816 Huayu Automotive Systems Co. Ltd. -
A Shares ................. 9,109,562
708,945 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 429,511
605,858 JD Health International, Inc.(a)(b)(c) 4,893,619
1,045,700 JD.com, Inc. - A Shares(a) ........ 39,633,491
272,967 Kanzhun Ltd. - ADR(a) .......... 8,268,171
124,114 KE Holdings, Inc. - ADR(a) ...... 2,704,444
3,025,000 Kingdee International Software Group
Co. Ltd.(a) ............... 6,931,313
1,192,000 Kingsoft Corp. Ltd. ............. 5,356,691
332,900 Kuaishou Technology(a)(b)(c) ..... 3,805,300
80,427 Kweichow Moutai Co. Ltd. - A Shares 24,020,124
1,599,000 Li Ning Co. Ltd. ............... 15,603,045
531,500 LONGi Green Energy Technology Co.
Ltd. - A Shares ............. 5,952,256
510,759 Lufax Holding Ltd. - ADR(a) ...... 2,538,472
191,424 Luzhou Laojiao Co. Ltd. - A Shares . 6,575,775
1,769,500 Medlive Technology Co. Ltd.(a)(b)(c) 2,872,994
922,400 Meituan - B Shares(a)(b)(c) ....... 27,519,198
1,023,211 Midea Group Co. Ltd. - A Shares ... 11,884,925
1,246,000 Minth Group Ltd. .............. 5,762,083
103,340 NetEase, Inc. - ADR ............ 10,681,222
114,516 New China Life Insurance Co. Ltd. -
H Shares ................. 326,626
286,134 NIO, Inc. - ADR(a) ............. 7,013,144
392,055 PICC Property & Casualty Co. Ltd. -
H Shares ................. 365,298
75,546 Pinduoduo, Inc. - ADR(a) ........ 4,520,673
4,209,305 Ping An Bank Co. Ltd. - A Shares .. 10,550,268
2,795,500 Ping An Insurance Group Co. of
China Ltd. - H Shares ....... 22,184,597
851,600 Pop Mart International Group Ltd.(b)
(c) ...................... 4,239,307
235,696 Proya Cosmetics Co. Ltd. - A Shares . 6,296,549
223,500 SG Micro Corp. - A Shares ....... 9,771,032
467,593 Shandong Sinocera Functional
Material Co. Ltd. - A Shares ... 2,968,622
1,240,252 Shenzhen Inovance Technology Co.
Ltd. - A Shares ............. 11,863,340
1,551,637 Shenzhen Megmeet Electrical Co. Ltd.
- A Shares ................ 7,321,395
Shares Value
CHINA (continued)
602,300 Shenzhou International Group
Holdings Ltd. ............. $ 11,175,647
845,617 Sinocare, Inc. - A Shares .......... 3,136,843
216,500 Sungrow Power Supply Co. Ltd. - A
Shares ................... 3,926,656
327,100 Sunny Optical Technology Group Co.
Ltd. ..................... 8,444,926
6,742,040 Tencent Holdings Ltd. ........... 422,471,602
1,338,183 Tencent Music Entertainment Group -
ADR(a) .................. 8,269,971
212,772 Topchoice Medical Corp. - A Shares(a) 5,005,105
2,918,000 Weichai Power Co. Ltd. - H Shares .. 5,295,096
539,500 WuXi AppTec Co. Ltd. - H Shares(b)
(c) ...................... 7,738,194
14,480,948 Wuxi Biologics Cayman, Inc.(a)(b)(c) 145,139,141
442,839 Yatsen Holding Ltd. - ADR(a) ..... 730,684
374,484 Yifeng Pharmacy Chain Co. Ltd. - A
Shares ................... 2,931,212
1,439,840 Yonyou Network Technology Co. Ltd.
- A Shares ................ 7,992,357
141,400 Yunnan Energy New Material Co. Ltd.
- A Shares ................ 5,681,199
79,400 Zai Lab Ltd. - ADR(a) ........... 3,943,798
2,819,868 Zhejiang Sanhua Intelligent Controls
Co. Ltd. - A Shares ......... 8,543,335
5,232,000 Zijin Mining Group Co. Ltd. - H
Shares ................... 6,792,238
1,402,320,787
CYPRUS — 0.1%
300,294 TCS Group Holding Plc - GDR(c) . 21,669,451
DENMARK — 0.0%
3,164 Carlsberg AS - Class B ........... 512,349
4,480 Chr Hansen Holding A/S ........ 359,276
2,877 Coloplast A/S - Class B .......... 418,380
5,440 DSV A/S ..................... 1,105,303
8,663 GN Store Nord AS ............. 524,232
18,446 Novo Nordisk A/S - Class B ....... 1,834,792
8,031 Novozymes A/S - Class B ......... 551,308
5,305,640
FINLAND — 0.0%
6,484 Elisa Oyj ..................... 380,882
25,020 Kesko Oyj - Class B ............. 790,211
6,727 Kone Oyj - Class B ............. 435,669
14,200 UPM-Kymmene Oyj ............ 517,540
2,124,302
FRANCE — 1.2%
4,593 Air Liquide SA ................ 785,676
1,297,717 Airbus SE(a) .................. 165,709,611
5,623 Atos SE ...................... 201,567
18,652 BNP Paribas SA ............... 1,331,555
5,575 Capgemini SE ................. 1,253,351

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
FRANCE (continued)
9,516 Edenred ..................... $ 408,735
707 Hermes International ............ 1,061,503
2,773 L'Oreal SA ................... 1,184,478
3,327 LVMH Moet Hennessy Louis Vuitton
SE ...................... 2,732,723
8,226 Sanofi ....................... 860,127
1,870 Sartorius Stedim Biotech ......... 820,016
679,437 Schneider Electric SE ............ 115,093,511
1,816 Teleperformance ............... 683,886
25,314 TotalEnergies SE ............... 1,439,543
293,566,282
GERMANY — 1.6%
347,133 adidas AG .................... 95,259,308
9,728 BASF SE ..................... 745,057
2,545 Deutsche Boerse AG ............ 452,380
13,256 Deutsche Post AG .............. 797,754
63,459 Deutsche Telekom AG ........... 1,198,041
15,971 Evonik Industries AG ........... 521,033
5,439 Fresenius Medical Care AG & Co.
KGaA ................... 369,816
12,693 Fresenius SE & Co. KGaA ........ 523,972
13,975 RWE AG .................... 589,497
1,107,781 Siemens AG .................. 175,883,716
9,632 Vonovia SE ................... 548,598
1,395,982 Zalando SE(a)(b)(c) ............. 110,796,129
387,685,301
HONG KONG — 0.2%
2,855,562 AIA Group Ltd. ................ 29,811,531
120,699 BOC Hong Kong Holdings Ltd. ... 466,060
102,178 China Mengniu Dairy Co. Ltd. .... 603,936
111,330 China Overseas Land & Investment
Ltd. ..................... 328,588
79,259 China Resources Beer Holdings Co.
Ltd. ..................... 591,738
90,099 China Resources Land Ltd. ....... 435,504
174,253 CLP Holdings Ltd. ............. 1,743,838
3,774,000 Geely Automobile Holdings Ltd. ... 8,169,796
198,863 Guangdong Investment Ltd. ...... 284,063
21,351 Hang Seng Bank Ltd. ........... 422,703
28,687 Hong Kong Exchanges & Clearing
Ltd. ..................... 1,637,332
418,257 HUTCHMED China Ltd. - ADR(a) 11,393,321
62,806 Sun Hung Kai Properties Ltd. ..... 766,266
51,857 Techtronic Industries Co. Ltd. ..... 855,646
57,510,322
INDIA — 3.6%
827,601 Apollo Hospitals Enterprise Ltd. ... 49,726,337
1,919,124 Asian Paints Ltd. ............... 81,324,884
529,010 Bajaj Finance Ltd. .............. 50,103,040
2,685 Bajaj Finserv Ltd. .............. 569,296
3,084,267 Bandhan Bank Ltd.(b)(c) ......... 13,136,364
Shares Value
INDIA (continued)
622,973 Britannia Industries Ltd. ......... $ 29,621,440
10,003,149 HDFC Bank Ltd. .............. 201,174,300
14,590 Hero MotoCorp Ltd. ............ 536,060
2,208,798 Housing Development Finance Corp.
Ltd. ..................... 75,365,876
3,761,045 ICICI Prudential Life Insurance Co.
Ltd.(b)(c) ................ 28,362,343
714,882 Jubilant Foodworks Ltd. ......... 32,616,527
609,465 One 97 Communications Ltd.(a) ... 7,488,197
5,336,341 Reliance Industries Ltd. .......... 171,975,292
48,160 Tata Chemicals Ltd. ............. 606,890
52,955 Tata Consumer Products Ltd. ...... 518,493
3,821,652 Titan Co. Ltd. ................. 121,857,823
864,983,162
INDONESIA — 0.1%
45,566,310 Bank Central Asia Tbk PT ........ 24,236,600
IRELAND — 1.3%
6,267 Accenture Plc - Class A .......... 2,215,886
1,591,990 Aptiv Plc(a) ................... 217,433,994
12,975 Experian Plc .................. 541,938
2,055 ICON Plc(a) .................. 546,055
4,053 Jazz Pharmaceuticals Plc(a) ........ 563,002
798,755 Medtronic Plc ................. 82,663,155
303,964,030
ISRAEL — 0.0%
4,292 Check Point Software Technologies
Ltd.(a) ................... 519,375
2,745 Nice Ltd.(a) .................. 702,659
1,222,034
ITALY — 0.0%
2,476 DiaSorin SpA ................. 381,704
40,091 FinecoBank Banca Fineco SpA ..... 674,020
22,946 Prysmian SpA ................. 773,774
1,829,498
JAPAN — 2.2%
18,394 Aeon Co. Ltd. ................. 419,147
11,226 Asahi Group Holdings Ltd. ....... 458,253
22,747 Astellas Pharma, Inc. ............ 367,150
7,211 Bandai Namco Holdings, Inc. ..... 506,848
13,780 Chugai Pharmaceutical Co. Ltd. .... 447,571
3,009 Daikin Industries Ltd. ........... 631,722
15,175 Daiwa House Industry Co. Ltd. .... 442,855
260 Daiwa House REIT Investment Corp. 774,531
1,550 Disco Corp. .................. 426,178
26,499 Fuji Electric Co. Ltd. ............ 1,416,273
7,140 Fujitsu Ltd. ................... 943,896
8,776 Hamamatsu Photonics KK ........ 448,992
12,893 Hitachi Ltd. .................. 670,127
5,264 Hoya Corp. ................... 682,574
18,936 ITOCHU Corp. ............... 608,347

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
JAPAN (continued)
150 Japan Real Estate Investment Corp.
REIT ................... $ 824,842
20,495 Japan Tobacco, Inc. ............. 409,180
7,098 Kao Corp. .................... 354,698
15,591 KDDI Corp. .................. 498,112
238,774 Keyence Corp. ................. 122,472,595
16,596 Kyowa Kirin Co. Ltd. ........... 413,652
6,812 Lawson, Inc. .................. 298,564
10,198 M3, Inc. ..................... 392,078
18,769 Mitsubishi Corp. ............... 637,253
30,940 Mitsubishi Electric Corp. ......... 387,474
23,413 Mitsubishi Estate Co. Ltd. ........ 337,204
27,023 Mitsui & Co. Ltd. .............. 673,829
22,128 Mitsui Fudosan Co. Ltd. ......... 474,366
8,253 Murata Manufacturing Co. Ltd. .... 620,488
14,091 Nabtesco Corp. ................ 440,470
14,427 Nichirei Corp. ................. 331,985
10,537 Nihon Kohden Corp. ........... 279,473
2,619,100 Nihon M&A Center Holdings, Inc. . 41,233,039
122 Nippon Building Fund, Inc. REIT .. 706,519
334 Nippon Prologis REIT, Inc. ....... 1,042,160
17,891 Nippon Telegraph & Telephone Corp. 512,000
15,812 Nomura Research Institute Ltd. .... 553,513
2,400 Obic Co. Ltd. ................. 396,532
7,062 Omron Corp. ................. 516,299
22,364 Osaka Gas Co. Ltd. ............. 380,331
9,516 Otsuka Holdings Co. Ltd. ........ 324,661
51,007 Panasonic Corp. ............... 561,562
25,090 Recruit Holdings Co. Ltd. ........ 1,240,164
10,879 Seven & i Holdings Co. Ltd. ...... 553,291
14,302 Shimadzu Corp. ............... 516,041
3,368 Shin-Etsu Chemical Co. Ltd. ...... 563,498
1,068 SMC Corp. ................... 595,689
28,644 SoftBank Corp. ................ 359,078
1,617,899 Sony Group Corp. .............. 180,991,896
14,935 Sumitomo Mitsui Financial Group,
Inc. ..................... 537,973
14,725 Sumitomo Realty & Development Co.
Ltd. ..................... 455,594
10,261 Suntory Beverage & Food Ltd. ..... 394,009
12,670 Terumo Corp. ................. 462,504
8,137 Tokio Marine Holdings, Inc. ...... 485,565
308,900 Tokyo Electron Ltd. ............. 151,093,232
20,046 Tokyo Gas Co. Ltd. ............. 404,764
9,097 Toyo Suisan Kaisha Ltd. .......... 372,729
81,425 Toyota Motor Corp. ............ 1,609,217
9,886 Unicharm Corp. ............... 382,030
9,106 Yamaha Corp. ................. 414,826
526,749,443
KAZAKHSTAN — 0.1%
257,893 Kaspi.KZ JSC - GDR(c) ......... 22,062,194
Shares Value
MALAYSIA — 0.0%
665,535 Public Bank Berhad ............. $ 670,397
131,233 Tenaga Nasional Berhad .......... 287,881
958,278
MEXICO — 0.0%
807,279 America Movil SAB de CV - Series L 759,613
213,293 Grupo Financiero Banorte SAB de CV
- Series O ................ 1,349,160
243,303 Grupo Mexico SAB de CV - Series B 1,046,316
188,278 Wal-Mart de Mexico SAB de CV ... 638,637
3,793,726
NETHERLANDS — 1.9%
63,216 Adyen NV(a)(b)(c) ............. 128,638,088
270,567 ASML Holding NV ............. 183,227,972
192,228 ASML Holding NV ............. 130,194,936
5,569 IMCD NV ................... 957,979
136,833 ING Groep NV ................ 2,023,638
17,638 Koninklijke Ahold Delhaize NV .... 571,905
6,404 NXP Semiconductors NV ........ 1,315,638
5,304 Wolters Kluwer NV ............. 539,834
447,469,990
NORWAY — 0.0%
27,586 Aker BP ASA .................. 955,834
24,613 Telenor ASA .................. 406,767
1,362,601
POLAND — 0.0%
72,306 Powszechna Kasa Oszczednosci Bank
Polski SA(a) ............... 846,437
51,716 Powszechny Zaklad Ubezpieczen SA . 460,463
1,306,900
PORTUGAL — 0.0%
22,094 Jeronimo Martins SGPS SA ....... 530,942
QATAR — 0.0%
101,033 Qatar National Bank QPSC ....... 607,071
RUSSIA — 0.1%
603,117 Yandex NV - Class A(a) .......... 28,985,803
SINGAPORE — 0.7%
1,131,484 Sea Ltd. - ADR(a) .............. 170,073,360
SOUTH AFRICA — 0.0%
85,787 Absa Group Ltd. ............... 950,712
69,102 Standard Bank Group Ltd. ........ 674,449
64,477 Vodacom Group Ltd. ............ 618,899
2,244,060
SOUTH KOREA — 0.6%
3,119 Hyundai Mobis Co. Ltd. ......... 612,267
44,184 Kakao Pay Corp.(a) ............. 4,618,153
17,149 KB Financial Group, Inc. ......... 849,899
25,124 Kia Corp. .................... 1,751,790
1,408 Korea Zinc Co. Ltd. ............ 598,932

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
SOUTH KOREA (continued)
459 LG Household & Health Care Ltd. . $ 373,373
511,356 NAVER Corp. ................. 135,069,866
5,171 POSCO ..................... 1,156,719
56,545 Samsung Electronics Co. Ltd. ..... 3,517,048
18,347 Samsung Electronics Co. Ltd. -
Preference Shares ........... 1,031,969
149,580,016
SPAIN — 0.0%
81,112 Iberdrola SA .................. 929,954
13,679 Industria de Diseno Textil SA ...... 414,876
26,708 Red Electrica Corp. SA .......... 538,386
1,883,216
SWEDEN — 0.6%
18,676 Atlas Copco AB - Class A ......... 1,105,359
12,544 Essity AB - Class B ............. 353,620
1,029,300 Evolution AB(b)(c) ............. 128,062,616
112,921 Hexagon AB - Class B ........... 1,523,087
31,348 Sandvik AB ................... 825,535
63,520 Swedish Match AB ............. 491,472
28,254 Tele2 AB - Class B .............. 411,098
132,772,787
SWITZERLAND — 0.1%
541 Georg Fischer AG .............. 791,114
120 Givaudan SA .................. 497,151
11,135 Logitech International SA ........ 935,670
1,569 Lonza Group AG ............... 1,081,734
23,401 Nestle SA .................... 3,021,967
17,204 Novartis AG .................. 1,494,848
5,088 Roche Holding AG ............. 1,969,053
3,142 Sika AG ..................... 1,099,305
2,142 Sonova Holding AG ............ 763,066
16,364 STMicroelectronics NV .......... 769,448
1,254 Swisscom AG ................. 716,755
39,619 UBS Group AG ................ 734,915
1,290 Zurich Insurance Group AG ...... 617,018
14,492,044
TAIWAN — 1.5%
740,690 Chunghwa Telecom Co. Ltd. ...... 3,147,950
84,574 Delta Electronics, Inc. ........... 834,360
157,221 Formosa Chemicals & Fibre Corp. .. 450,685
317,664 Hon Hai Precision Industry Co. Ltd. 1,187,723
33,425 MediaTek, Inc. ................ 1,327,614
388,432 Mega Financial Holding Co. Ltd. ... 519,869
173,543 Pegatron Corp. ................ 436,234
58,538 Realtek Semiconductor Corp. ...... 1,135,645
282,021 Taiwan Cement Corp. ........... 479,641
11,046,401 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 255,414,811
693,862 Taiwan Semiconductor Manufacturing
Co. Ltd. - ADR ............ 85,088,297
Shares Value
TAIWAN (continued)
167,330 Uni-President Enterprises Corp. .... $ 410,121
350,432,950
THAILAND — 0.3%
41,523,900 CP ALL Public Co. Ltd. - FOR .... 78,717,390
TURKEY — 0.0%
25,789 BIM Birlesik Magazalar AS ....... 136,407
174,077 Eregli Demir ve Celik Fabrikalari TAS 359,176
495,583
UNITED KINGDOM — 2.0%
29,164 Anglo American Plc ............. 1,285,710
17,666 Ashtead Group Plc ............. 1,263,614
11,940 AstraZeneca Plc ................ 1,388,957
9,201 AstraZeneca Plc - ADR .......... 535,590
62,338 Barratt Developments Plc ........ 518,468
248,326 BP Plc ....................... 1,287,303
21,097 British American Tobacco Plc ...... 900,736
8,360 Croda International Plc .......... 902,864
22,280 Diageo Plc ................... 1,124,280
5,852,009 Entain Plc(a) .................. 126,692,239
36,822 GlaxoSmithKline Plc ............ 821,720
19,981 Hargreaves Lansdown Plc ......... 362,770
423,817 ITV Plc(a) .................... 648,292
300,240 JD Sports Fashion Plc ........... 769,866
147,105 Legal & General Group Plc ....... 575,175
522,087 Linde Plc .................... 166,378,685
1,670,803 London Stock Exchange Group Plc . 163,594,093
22,744 Mondi Plc .................... 569,036
6,903 Next Plc ..................... 703,317
35,382 RELX Plc .................... 1,088,365
21,700 Rio Tinto Plc .................. 1,529,533
67,042 Shell Plc(a) ................... 1,722,224
5,351 Spirax-Sarco Engineering Plc ...... 964,549
13,500 Unilever Plc .................. 692,305
13,255 Unilever Plc .................. 677,029
476,996,720
UNITED STATES — 64.6%
5,685 3M Co. ...................... 943,824
16,445 A.O. Smith Corp. .............. 1,256,727
437,159 Abbott Laboratories ............. 55,720,286
1,694,114 AbbVie, Inc. .................. 231,907,265
17,505 ACI Worldwide, Inc.(a) .......... 601,647
9,171 Activision Blizzard, Inc. .......... 724,601
5,726 Adobe, Inc.(a) ................. 3,059,402
4,630 Advanced Micro Devices, Inc.(a) ... 528,977
805,217 Agilent Technologies, Inc. ........ 112,182,832
11,320 Agilysys, Inc.(a) ................ 430,839
7,385 Agree Realty Corp. REIT ......... 482,831
475,658 Air Products and Chemicals, Inc. ... 134,192,635
7,394 Albemarle Corp. ............... 1,632,152
204,373 Alexandria Real Estate Equities, Inc.
REIT ................... 39,820,035

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
UNITED STATES (continued)
196,809 Align Technology, Inc.(a) ......... $ 97,412,583
12,109 Alliance Data Systems Corp. ...... 836,005
32,424 Ally Financial, Inc. ............. 1,547,273
37,989 Alphabet, Inc. - Class A(a) ........ 102,800,893
279,727 Alphabet, Inc. - Class C(a) ........ 759,170,686
215,325 Amazon.com, Inc.(a) ............ 644,138,278
10,507 American Express Co. ........... 1,889,369
394,512 American Tower Corp. REIT ...... 99,219,768
4,782 Ameriprise Financial, Inc. ........ 1,455,210
5,082 AmerisourceBergen Corp. ........ 692,168
1,390,398 AMETEK, Inc. ................ 190,164,734
7,518 Amgen, Inc. .................. 1,707,639
4,410 Analog Devices, Inc. ............ 723,108
2,344 ANSYS, Inc.(a) ................ 796,983
331,043 Anthem, Inc. .................. 145,986,653
2,462 Aon Plc - Class A ............... 680,595
6,586,911 Apple, Inc. ................... 1,151,260,305
13,934 Applied Materials, Inc. ........... 1,925,400
12,815 ASGN, Inc.(a) ................. 1,472,059
70,803 AT&T, Inc. ................... 1,805,476
5,241 Autodesk, Inc.(a) ............... 1,309,149
407,125 Automatic Data Processing, Inc. .... 83,936,961
479 AutoZone, Inc.(a) .............. 951,462
4,500,491 Avantor, Inc.(a) ................ 168,003,329
4,168 Avery Dennison Corp. ........... 856,191
11,592,876 Bank of America Corp. .......... 534,895,299
30,022 Bank OZK ................... 1,406,531
9,229 Baxter International, Inc. ......... 788,526
12,170 Berkshire Hathaway, Inc. - Class B(a) 3,809,453
2,153 Biogen, Inc.(a) ................. 486,578
1,163 Bio-Rad Laboratories, Inc. - Class A(a) 697,486
2,833 Bio-Techne Corp. .............. 1,066,370
8,816 Blackbaud, Inc.(a) .............. 600,722
3,225,918 Blackstone, Inc. ................ 425,724,398
447,986 Block, Inc. - Class A(a) .......... 54,784,208
638 Booking Holdings, Inc.(a) ........ 1,567,011
16,862 BorgWarner, Inc. ............... 739,399
29,750 Boyd Gaming Corp.(a) .......... 1,768,935
25,337 Bristol-Myers Squibb Co. ......... 1,644,118
184,927 Broadcom, Inc. ................ 108,345,031
4,357 Broadridge Financial Solutions, Inc. . 693,722
7,201 Brown-Forman Corp. - Class B .... 485,563
295 Cable One, Inc. ................ 455,695
588,636 Cadence Design Systems, Inc.(a) ... 89,555,081
8,552 California Water Service Group .... 530,994
8,853 Cardinal Health, Inc. ............ 456,549
242,169 Caterpillar, Inc. ................ 48,811,584
12,586 CDK Global, Inc. .............. 540,820
18,459 Charles Schwab Corp. (The) ...... 1,618,854
2,153 Charter Communications, Inc. - Class
A(a) .................... 1,277,461
1,034 Chemed Corp. ................ 484,853
3,690,889 Chevron Corp. ................ 484,724,452
Shares Value
UNITED STATES (continued)
91,223 Chipotle Mexican Grill, Inc.(a) .... $ 135,519,064
6,291 Church & Dwight Co., Inc. ....... 645,771
5,853 Cigna Corp. .................. 1,348,882
51,507 Cisco Systems, Inc. ............. 2,867,395
34,429 Citigroup, Inc. ................ 2,242,016
34,733 Citizens Financial Group, Inc. ..... 1,787,708
4,966 Citrix Systems, Inc. ............. 506,234
3,290 Clorox Co. (The) ............... 552,259
794,460 Cloudflare, Inc. - Class A(a) ....... 76,585,944
2,654,291 Coca-Cola Co. (The) ............ 161,938,294
11,324 Cognizant Technology Solutions Corp.
- Class A ................. 967,296
19,569 Colfax Corp.(a) ................ 804,677
10,527 Colgate-Palmolive Co. ........... 867,951
1,858,247 Comcast Corp. - Class A ......... 92,893,768
19,159 Comerica, Inc. ................ 1,777,572
11,177 CommVault Systems, Inc.(a) ...... 754,000
12,877 ConocoPhillips ................ 1,141,160
3,054,833 Corteva, Inc. .................. 146,876,371
380,496 Costco Wholesale Corp. ......... 192,199,944
21,590 Coterra Energy, Inc. ............. 472,821
4,577 Crown Castle International Corp.
REIT ................... 835,348
44,914 CSX Corp. ................... 1,536,957
3,065 Cummins, Inc. ................ 676,997
15,005 CVS Health Corp. .............. 1,598,183
556,585 Danaher Corp. ................ 159,066,427
275,488 Deere & Co. .................. 103,693,683
274,274 Dexcom, Inc.(a) ............... 118,069,472
5,933 Digital Realty Trust, Inc. REIT .... 885,382
2,536 Dollar General Corp. ............ 528,705
1,320 Domino's Pizza, Inc. ............ 600,138
565,638 DoorDash, Inc. - Class A(a) ....... 64,194,257
27,632 East West Bancorp, Inc. .......... 2,385,747
599,379 Eaton Corp. Plc ................ 94,959,615
28,060 eBay, Inc. .................... 1,685,564
3,341 Ecolab, Inc. ................... 632,952
1,167,860 Edwards Lifesciences Corp.(a) ..... 127,530,312
5,287 Electronic Arts, Inc. ............. 701,373
9,219 Eli Lilly & Co. ................ 2,262,250
6,333 Encompass Health Corp. ......... 392,899
10,227 Entegris, Inc. .................. 1,225,604
7,876 Envestnet, Inc.(a) .............. 582,351
10,927 EOG Resources, Inc. ............ 1,218,142
20,988 Equity Commonwealth REIT(a) ... 546,528
7,212 Equity LifeStyle Properties, Inc. REIT 564,627
186,864 Estee Lauder Cos, Inc. (The) - Class A 58,262,327
5,297 Euronet Worldwide, Inc.(a) ....... 709,215
6,110 Extra Space Storage, Inc. REIT .... 1,210,941
28,312 Exxon Mobil Corp. ............. 2,150,580
3,328 Fair Isaac Corp.(a) .............. 1,647,327
12,584 Fastenal Co. .................. 713,261
32,611 Fifth Third Bancorp ............. 1,455,429

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
UNITED STATES (continued)
3,656 FleetCor Technologies, Inc.(a) ..... $ 871,079
56,944 Flex Ltd.(a) ................... 921,354
517,978 Fortinet, Inc.(a) ................ 153,963,781
1,428,400 Freeport-McMoRan, Inc. ......... 53,165,048
6,754 General Dynamics Corp. ......... 1,432,523
1,581,955 General Electric Co. ............ 149,463,108
11,556 General Mills, Inc. .............. 793,666
736,274 Genuine Parts Co. .............. 98,093,785
13,494 Gilead Sciences, Inc. ............ 926,768
5,658 Goldman Sachs Group, Inc. (The) .. 2,006,779
9,792 Graco, Inc. ................... 710,508
5,125 Guidewire Software, Inc.(a) ....... 516,805
3,984 HCA Healthcare, Inc. ........... 956,359
300,167 Hershey Co. (The) .............. 59,153,911
276,966 Home Depot, Inc. (The) ......... 101,640,983
6,523 Honeywell International, Inc. ...... 1,333,823
9,890 Hormel Foods Corp. ............ 469,478
42,050 HP, Inc. ..................... 1,544,496
1,753 Humana, Inc. ................. 688,052
2,141 IDEXX Laboratories, Inc.(a) ...... 1,086,129
462,443 Illinois Tool Works, Inc. .......... 108,174,667
2,188 Illumina, Inc.(a) ............... 763,218
9,422 Integra LifeSciences Holdings Corp.(a) 609,980
46,276 Intel Corp. ................... 2,259,194
9,763 InterDigital, Inc. ............... 673,940
14,690 International Business Machines Corp. 1,962,143
237,225 Intuit, Inc. ................... 131,714,437
284,532 Intuitive Surgical, Inc.(a) ......... 80,858,304
425,638 iRhythm Technologies, Inc.(a) ..... 53,132,392
2,706 Jack Henry & Associates, Inc. ..... 454,094
5,795 Jack in the Box, Inc. ............ 527,635
24,650 Johnson & Johnson ............. 4,246,948
18,228 Johnson Controls International Plc .. 1,324,629
5,128 Jones Lang LaSalle, Inc.(a) ........ 1,286,051
3,364,362 JPMorgan Chase & Co. .......... 499,944,193
20,349 Kennametal, Inc. ............... 703,465
5,345 Kimberly-Clark Corp. ........... 735,739
29,996 Kinder Morgan, Inc. ............ 520,731
277,632 KLA Corp. ................... 108,073,809
14,288 Kroger Co. (The) ............... 622,814
3,666 L3Harris Technologies, Inc. ....... 767,257
188,718 Lam Research Corp. ............ 111,328,523
3,275 Lancaster Colony Corp. .......... 519,972
4,735 Leidos Holdings, Inc. ............ 423,546
12,605 Lennar Corp. - Class A .......... 1,211,467
3,540 LHC Group, Inc.(a) ............ 439,314
22,143 Liberty Media Corp-Liberty Formula
One - Class C(a) ........... 1,333,673
15,312 Lincoln National Corp. .......... 1,071,534
134,867 Lockheed Martin Corp. .......... 52,480,796
836,012 Lowe's Cos, Inc. ............... 198,427,448
9,171 Manhattan Associates, Inc.(a) ...... 1,227,722
5,792 Marriott Vacations Worldwide Corp. 940,505
Shares Value
UNITED STATES (continued)
17,296 Marvell Technology, Inc. ......... $ 1,234,934
11,508 Masco Corp. .................. 728,802
2,302 Masimo Corp.(a) ............... 506,141
599,281 Mastercard, Inc. - Class A ........ 231,550,193
300,059 McDonald's Corp. .............. 77,850,308
3,293 McKesson Corp. ............... 845,379
1,102,718 Merck & Co., Inc. .............. 89,849,463
1,341,004 Meta Platforms, Inc. - Class A(a) ... 420,082,913
926 Mettler-Toledo International, Inc.(a) 1,363,702
15,648 Microchip Technology, Inc. ....... 1,212,407
14,347 Micron Technology, Inc. ......... 1,180,328
3,349,407 Microsoft Corp. ............... 1,041,598,589
1,860 Moderna, Inc.(a) ............... 314,954
5,677 Mohawk Industries, Inc.(a) ....... 896,228
2,832 Molina Healthcare, Inc.(a) ........ 822,639
23,007 Mondelez International, Inc. - Class A 1,542,159
2,981 Monolithic Power Systems, Inc. .... 1,201,134
8,186 Monster Beverage Corp.(a) ........ 709,890
6,415 Moody's Corp. ................ 2,200,345
1,386,067 Morgan Stanley ................ 142,127,310
525,661 Motorola Solutions, Inc. ......... 121,921,812
2,453 MSCI, Inc. ................... 1,315,102
68,225 Navient Corp. ................. 1,189,162
23,545 NCR Corp.(a) ................. 896,123
10,762 NetApp, Inc. .................. 931,021
249,928 Netflix, Inc.(a) ................. 106,754,246
15,676 Newmont Corp. ............... 958,901
10,059 NextEra Energy Partners LP ....... 756,638
3,510,134 NextEra Energy, Inc. ............ 274,211,668
946,668 NIKE, Inc. - Class B ............ 140,173,131
6,168 Norfolk Southern Corp. .......... 1,677,634
365,616 Northrop Grumman Corp. ....... 135,241,358
22,278 NortonLifeLock, Inc. ............ 579,451
5,698 Novanta, Inc.(a) ............... 786,894
1,058,359 NVIDIA Corp. ................ 259,149,785
346,028 Okta, Inc.(a) .................. 68,475,481
32,821 ON Semiconductor Corp.(a) ...... 1,936,439
28,232 Oracle Corp. .................. 2,291,309
1,283 O'Reilly Automotive, Inc.(a) ...... 836,195
6,708 PACCAR, Inc. ................ 623,777
302,885 Palo Alto Networks, Inc.(a) ....... 156,712,699
6,856 Paychex, Inc. .................. 807,363
2,290 PayPal Holdings, Inc.(a) .......... 393,743
625,763 PepsiCo, Inc. .................. 108,582,396
49,937 Pfizer, Inc. .................... 2,631,181
17,518 Philip Morris International, Inc. .... 1,801,726
7,690 Phillips 66 .................... 652,035
6,863 Pioneer Natural Resources Co. ..... 1,502,242
13,707 Premier, Inc. - Class A ........... 523,882
469,289 Procter & Gamble Co. (The) ...... 75,297,420
11,939 Progress Software Corp. .......... 543,344
8,445 Prologis, Inc. REIT ............. 1,324,345
1,110,595 Prudential Financial, Inc. ......... 123,909,084

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
UNITED STATES (continued)
4,055 Public Storage REIT ............ $ 1,453,839
10,157 PVH Corp. ................... 965,017
11,403 QUALCOMM, Inc. ............ 2,004,191
588,854 Quest Diagnostics, Inc. .......... 79,507,067
11,425 Raytheon Technologies Corp. ...... 1,030,421
1,176 Regeneron Pharmaceuticals, Inc.(a) . 715,702
2,996 ResMed, Inc. .................. 684,886
17,596 Rollins, Inc. .................. 542,837
2,123 Roper Technologies, Inc. ......... 928,091
782,343 Ross Stores, Inc. ............... 76,474,028
5,730 Saia, Inc.(a) ................... 1,628,924
29,348 Schlumberger NV .............. 1,146,626
5,680 Science Applications International
Corp. ................... 465,930
8,965 Seagate Technology Holdings Plc ... 960,600
2,733 Sherwin-Williams Co. (The) ....... 783,032
691,675 Simon Property Group, Inc. REIT .. 101,814,560
33,035 Six Flags Entertainment Corp.(a) ... 1,304,552
9,109 Skyworks Solutions, Inc. ......... 1,334,651
342,178 Snowflake, Inc. - Class A(a) ....... 94,406,910
14,135 Spectrum Brands Holdings, Inc. .... 1,263,386
11,955 SS&C Technologies Holdings, Inc. .. 954,846
586,711 Starbucks Corp. ................ 57,685,426
15,977 State Street Corp. .............. 1,509,826
9,210 Stericycle, Inc.(a) ............... 540,995
2,681 SVB Financial Group(a) .......... 1,565,436
32,365 Synchrony Financial ............ 1,378,425
4,595 Synopsys, Inc.(a) ............... 1,426,747
3,679 Take-Two Interactive Software, Inc.(a) 600,928
6,709 Target Corp. .................. 1,478,865
1,058,791 TE Connectivity Ltd. ........... 151,417,701
961 Teledyne Technologies, Inc.(a) ..... 404,994
8,532 Teradyne, Inc. ................. 1,001,913
715,249 Texas Instruments, Inc. .......... 128,380,043
19,057 Textron, Inc. .................. 1,297,019
280,305 Thermo Fisher Scientific, Inc. ...... 162,941,296
12,762 Timken Co. (The) .............. 852,502
6,027 Tractor Supply Co. ............. 1,315,754
18,801 Trimble, Inc.(a) ................ 1,356,680
9,831 TriNet Group, Inc.(a) ........... 837,601
2,610,924 Truist Financial Corp. ........... 164,018,246
263,877 Twilio, Inc. - Class A(a) .......... 54,390,327
1,578 Tyler Technologies, Inc.(a) ........ 747,656
8,465 Tyson Foods, Inc. - Class A ....... 769,384
11,781 UFP Industries, Inc. ............ 940,831
2,173 Ulta Beauty, Inc.(a) ............. 790,407
631,307 Union Pacific Corp. ............. 154,386,127
418,074 United Rentals, Inc.(a) ........... 133,833,849
4,400 United Therapeutics Corp.(a) ...... 888,228
678,668 UnitedHealth Group, Inc. ........ 320,718,137
2,831 Vail Resorts, Inc. ............... 784,470
8,990 Valero Energy Corp. ............ 745,900
2,220 VeriSign, Inc.(a) ............... 482,140
Shares Value
UNITED STATES (continued)
3,039 Verisk Analytics, Inc. ............ $ 596,039
2,768,647 Verizon Communications, Inc. ..... 147,375,080
34,473 Viatris, Inc. ................... 516,061
1,177,394 Visa, Inc. - Class A ............. 266,291,201
25,752 Vistra Corp. .................. 561,651
3,373 VMware, Inc. - Class A .......... 433,363
10,169 Walgreens Boots Alliance, Inc. ..... 506,009
1,406,398 Walmart, Inc. ................. 196,628,504
585,967 Waste Management, Inc. ......... 88,152,875
2,307 Waters Corp.(a) ................ 738,517
2,700 WD-40 Co. .................. 600,102
41,018 Wells Fargo & Co. .............. 2,206,768
7,290 Welltower, Inc. REIT ............ 631,533
18,813 WESCO International, Inc.(a) ..... 2,293,117
3,181 West Pharmaceutical Services, Inc. .. 1,250,833
14,701 Westrock Co. ................. 678,598
8,644 WEX, Inc.(a) ................. 1,391,511
22,463 Weyerhaeuser Co. REIT ......... 908,179
1,676 WW Grainger, Inc. ............. 829,804
5,574 Yum! Brands, Inc. .............. 697,698
2,556 Zebra Technologies Corp. - Class A(a) 1,301,311
353,600 Zoetis, Inc. ................... 70,645,744
15,504,254,170
URUGUAY — 0.1%
104,705 Globant SA(a) ................. 26,718,622
Total Common Stocks
(Cost $15,207,465,789)
21,784,356,219
RIGHTS/WARRANTS — 0.0%
CHINA — 0.0%
29,231 CITIC Securities Co. Ltd. Expire
02/23/22(a) ............... 11,547
Total Rights/Warrants
(Cost $0)
11,547
EXCHANGE-TRADED FUNDS — 6.5%
2,383,650 Consumer Staples Select Sector SPDR
Fund .................... 181,085,890
2,444,400 Energy Select Sector SPDR Fund ... 161,134,848
1,725,000 Financial Select Sector SPDR Fund . 67,378,500
532,500 Invesco KBW Bank ETF ......... 36,912,900
344,000 Invesco QQQ Trust Series 1 ....... 124,889,200
391,000 iShares Biotechnology ETF ....... 51,557,260
3,368,190 iShares China Large-Cap ETF ..... 127,789,129
1,901,855 iShares MSCI EAFE Value ETF .... 97,831,421
6,952,356 iShares MSCI Europe Financials ETF 144,469,958
1,372,885 Materials Select Sector SPDR Fund . 115,940,138
3,068,200 SPDR S&P Metals & Mining ETF . 128,005,304
367,380 SPDR S&P Oil & Gas Exploration &
Production ETF ............ 39,162,708
802,000 Technology Select Sector SPDR Fund 129,899,940

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
The following abbreviations are used in the report:
h
Shares Value
844,585 VanEck Gold Miners ETF ........ $ 25,531,805
1,333,480 Vanguard Financials ETF ......... 128,040,750
Total Exchange-Traded Funds
(Cost $1,389,317,813)
1,559,629,751
INVESTMENT COMPANY — 3.5%
830,638,320 Federated Hermes Government
Obligations Fund, 0.03%(d) .. 830,638,320
Total Investment Company
(Cost $830,638,320)
830,638,320
CASH SWEEP — 0.0%
8,534,778 Citibank - US Dollars on Deposit in
Custody Account, 0.03%(d) ... 8,534,778
Total Cash Sweep
(Cost $8,534,778)
8,534,778
TOTAL INVESTMENTS — 100.8%
(Cost $17,435,956,700)
$ 24,183,170,615
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.8)%
(191,779,428)
NET ASSETS — 100.0%
$ 23,991,391,187
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(d) The rate shown represents the current yield as of January 31, 2022.
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
FOR — Foreign Ownership Restrictions
GDR — Global Depositary Receipt
MSCI — Morgan Stanley Capital International Index
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Argentina ................................... 0.6%
Australia .................................... 0.6
Belgium .................................... 0.0 *
Brazil ...................................... 0.3
Canada ..................................... 0.5
Country:
Percentage
of Net Assets
Chile ...................................... 0.0% *
China ...................................... 5.9
Cyprus ..................................... 0.1
Denmark ................................... 0.0 *
Finland ..................................... 0.0 *
France ...................................... 1.2
Germany .................................... 1.6
Hong Kong .................................. 0.2
India ....................................... 3.6
Indonesia ................................... 0.1
Ireland ..................................... 1.3
Israel ....................................... 0.0 *
Italy ....................................... 0.0 *
Japan ...................................... 2.2
Kazakhstan .................................. 0.1
Malaysia .................................... 0.0 *
Mexico ..................................... 0.0 *
Netherlands .................................. 1.9
Norway ..................................... 0.0 *
Poland ..................................... 0.0 *
Portugal .................................... 0.0 *
Qatar ...................................... 0.0 *
Russia ...................................... 0.1
Singapore ................................... 0.7
South Africa ................................. 0.0 *
South Korea ................................. 0.6
Spain ...................................... 0.0 *
Sweden ..................................... 0.6
Switzerland .................................. 0.1
Taiwan ..................................... 1.5
Thailand .................................... 0.3
Turkey ..................................... 0.0 *
United Kingdom .............................. 2.0
United States ................................. 64.6
Uruguay .................................... 0.1
Other** ..................................... 9.2
100.0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, exchange-traded funds, rights/
warrants, investment company, pending trades and Fund share
transactions, interest and dividends receivable, prepaids and accrued expenses payable.